FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss
These comprise financial assets mandatorily at fair value through profit or loss as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Loans and advances to customers	1,559	1,511	1,121	517
Corporate and other debt securities	—	—	3,404	1,203
Equity shares	239	163	4	4
Total	1,798	1,674	4,529	1,724